Investments in debt securities (Tables)	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Investments in debt securities - maturity schedule of the outstanding investments in debt securities (Table)
Maturity date	Carrying amount	Fair value
Due within 1 year	$—	$—
Due in 1-5 years	15,144	15,095
Due in 5-10 years	20,115	19,973
Total	$35,259	$35,068